Condensed Consolidating and Combining Financial Statements (Schedule of Condensed Consolidating and Combining Statements of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$ 141.2	$ (7.8)	$ 135.9	$ 255.8	$ 370.2
Cash Flows From Investing Activities:
Capital expenditures	(50.7)	(76.7)	(147.9)	(144.2)	(120.4)
Acquisition, net of cash acquired	(1,293.2)	(88.1)	(88.1)	0	0
Intercompany loan investment	0		0
Repayment of intercompany loan investment	0
Investment in subsidiary	0		0
Restricted cash	4.1	0.9
Other	8.0	(1.1)	1.3	5.2	7.8
Net cash (used in) investing activities	(1,331.8)	(165.0)	(234.7)	(152.2)	(112.6)
Cash Flows From Financing Activities:
Issuance of external debt	1,296.8	0	898.1	0	0
Repayment of external debt	(30.1)	0
Repayment of capital leases	(0.7)	(0.7)	(1.3)	(1.3)	(1.3)
Debt financing costs	(32.2)	(2.3)	(12.0)	0	0
Excess tax benefit from share-based compensation	4.0	3.0	3.4	1.7	1.8
Net transfers from (to) parent	0	172.8	(515.9)	(104.0)	(258.1)
Proceeds from exercise of share options	16.1	0	0.6	0	0
Purchase of treasury shares	(1.8)	0
Advances from intercompany borrowings	0		0
Payment on intercompany borrowings	0
Capital contribution	0		0
Other			0.1	0	0
Net cash provided by (used in) financing activities	1,252.1	172.8	373.0	(103.6)	(257.6)
Effect of currency rate changes on cash	(2.1)	0	1.3	0	0
Net increase in cash and cash equivalents	59.4	0	275.5	0	0
Cash and cash equivalents at beginning of period	275.5	0	0	0	0
Cash and cash equivalents at end of period	334.9	0	275.5	0	0
Mallinckrodt plc
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	8.6	0	(1.8)
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisition, net of cash acquired	0	0	0
Intercompany loan investment	(21.5)		0
Repayment of intercompany loan investment	0
Investment in subsidiary	0		0
Restricted cash	0	0
Other	0	0	0
Net cash (used in) investing activities	(21.5)	0	0
Cash Flows From Financing Activities:
Issuance of external debt	0		0
Repayment of external debt	0
Repayment of capital leases	0	0	0
Debt financing costs	0	0	0
Excess tax benefit from share-based compensation	0	0	0
Net transfers from (to) parent		0	0
Proceeds from exercise of share options	16.1		0.6
Purchase of treasury shares	(1.8)
Advances from intercompany borrowings	0		2.4
Payment on intercompany borrowings	(2.4)
Capital contribution	0		0
Other			0
Net cash provided by (used in) financing activities	11.9	0	3.0
Effect of currency rate changes on cash	0	0	0
Net increase in cash and cash equivalents	(1.0)	0	1.2
Cash and cash equivalents at beginning of period	1.2	0	0
Cash and cash equivalents at end of period	0.2	0	1.2
Mallinckrodt International Finance S.A.
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	(17.1)	(4.8)	(8.4)
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisition, net of cash acquired	0	0	0
Intercompany loan investment	0		(2.4)
Repayment of intercompany loan investment	2.4
Investment in subsidiary	(1,300.0)		(68.0)
Restricted cash	0	0
Other	0	0	0
Net cash (used in) investing activities	(1,297.6)	0	(70.4)
Cash Flows From Financing Activities:
Issuance of external debt	1,296.8		898.1
Repayment of external debt	0
Repayment of capital leases	0	0	0
Debt financing costs	(32.2)	0	(12.0)
Excess tax benefit from share-based compensation	0	0	0
Net transfers from (to) parent		4.8	(1,160.4)
Proceeds from exercise of share options	0		0
Purchase of treasury shares	0
Advances from intercompany borrowings	80.3		409.6
Payment on intercompany borrowings	0
Capital contribution	0		0
Other			0
Net cash provided by (used in) financing activities	1,344.9	4.8	135.3
Effect of currency rate changes on cash	0	0	0
Net increase in cash and cash equivalents	30.2	0	56.5
Cash and cash equivalents at beginning of period	56.5	0	0
Cash and cash equivalents at end of period	86.7	0	56.5
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	149.7	(3.0)	146.1
Cash Flows From Investing Activities:
Capital expenditures	(50.7)	(76.7)	(147.9)
Acquisition, net of cash acquired	(1,293.2)	(88.1)	(88.1)
Intercompany loan investment	(58.8)		(409.6)
Repayment of intercompany loan investment	0
Investment in subsidiary	0		0
Restricted cash	4.1	0.9
Other	8.0	(1.1)	1.3
Net cash (used in) investing activities	(1,390.6)	(165.0)	(644.3)
Cash Flows From Financing Activities:
Issuance of external debt	0		0
Repayment of external debt	(30.1)
Repayment of capital leases	(0.7)	(0.7)	(1.3)
Debt financing costs	0	(2.3)	0
Excess tax benefit from share-based compensation	4.0	3.0	3.4
Net transfers from (to) parent		168.0	644.5
Proceeds from exercise of share options	0		0
Purchase of treasury shares	0
Advances from intercompany borrowings	0		0
Payment on intercompany borrowings	0
Capital contribution	1,300.0		68.0
Other			0.1
Net cash provided by (used in) financing activities	1,273.2	168.0	714.7
Effect of currency rate changes on cash	(2.1)	0	1.3
Net increase in cash and cash equivalents	30.2	0	217.8
Cash and cash equivalents at beginning of period	217.8	0	0
Cash and cash equivalents at end of period	248.0	0	217.8
Eliminations
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	0	0	0
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisition, net of cash acquired	0	0	0
Intercompany loan investment	80.3		412.0
Repayment of intercompany loan investment	(2.4)
Investment in subsidiary	1,300.0		68.0
Restricted cash	0	0
Other	0	0	0
Net cash (used in) investing activities	1,377.9	0	480.0
Cash Flows From Financing Activities:
Issuance of external debt	0		0
Repayment of external debt	0
Repayment of capital leases	0	0	0
Debt financing costs	0	0	0
Excess tax benefit from share-based compensation	0	0	0
Net transfers from (to) parent		0	0
Proceeds from exercise of share options	0		0
Purchase of treasury shares	0
Advances from intercompany borrowings	(80.3)		(412.0)
Payment on intercompany borrowings	2.4
Capital contribution	(1,300.0)		(68.0)
Other			0
Net cash provided by (used in) financing activities	(1,377.9)	0	(480.0)
Effect of currency rate changes on cash	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0